INCOME TAX EXPENSE - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Movement of valuation allowance
Balance at beginning of the period	¥ (1,534,011)	¥ (2,005,864)	¥ (1,974,108)	¥ (1,252,253)
Change of valuation allowance	(440,097)	(90,226)	(31,756)	(281,758)
Balance at end of the period	¥ (1,974,108)	¥ (2,096,090)	¥ (2,005,864)	¥ (1,534,011)